Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of year	$ 19,669	$ 21,991	$ 21,771
Total comprehensive income for the year
Profit for the year	2,118	783	4,019
Transactions with owners, recorded directly in equity
New share capital subscribed	13	22	23
Share based payment transactions	89	64	92
Dividend in specie of M&G plc		(7,379)
Dividends	(832)	(1,634)	(1,662)
Foreign exchange translation differences due to change in presentation currency		107	(165)
Balance at end of year	22,119	19,669	21,991
Share capital
Balance at beginning of year	172	166	175
Transactions with owners, recorded directly in equity
New share capital subscribed	1		1
Foreign exchange translation differences due to change in presentation currency		6	(10)
Balance at end of year	173	172	166
Share premium
Balance at beginning of year	2,625	2,502	2,635
Transactions with owners, recorded directly in equity
New share capital subscribed	12	22	22
Foreign exchange translation differences due to change in presentation currency		101	(155)
Balance at end of year	2,637	2,625	2,502
Retained earnings
Balance at beginning of year	13,575	21,817	19,309
Transactions with owners, recorded directly in equity
Share based payment transactions	89	64	92
Dividend in specie of M&G plc		(7,379)
Dividends	(814)	(1,634)	(1,662)
Balance at end of year	14,424	13,575	21,817
Prudential plc
Balance at beginning of year	13,173	9,488	10,321
Changes in equity
Impact of initial application of IFRS 9			(12)
Total comprehensive income for the year
Profit for the year	(85)	12,255	1,390
Actuarial gains recognised in respect of the defined benefit pension scheme		(75)	21
Foreign exchange translation differences due to change in presentation currency		393	(428)
Total comprehensive (loss) income for the year	(85)	12,573	983
Transactions with owners, recorded directly in equity
New share capital subscribed	13	22	23
Share based payment transactions	(1)	(4)
Dividend in specie of M&G plc		(7,379)
Dividends	(814)	(1,634)	(1,662)
Foreign exchange translation differences due to change in presentation currency		107	(165)
Total contributions by and distributions to owners	(802)	(8,888)	(1,804)
Balance at end of year	12,286	13,173	9,488
Prudential plc | Share capital
Balance at beginning of year	172	166	175
Transactions with owners, recorded directly in equity
New share capital subscribed	1		1
Foreign exchange translation differences due to change in presentation currency		6	(10)
Total contributions by and distributions to owners	1	6	(9)
Balance at end of year	173	172	166
Prudential plc | Share premium
Balance at beginning of year	2,625	2,502	2,635
Transactions with owners, recorded directly in equity
New share capital subscribed	12	22	22
Foreign exchange translation differences due to change in presentation currency		101	(155)
Total contributions by and distributions to owners	12	123	(133)
Balance at end of year	2,637	2,625	2,502
Prudential plc | Retained earnings
Balance at beginning of year	10,376	6,820	7,511
Changes in equity
Impact of initial application of IFRS 9			(12)
Total comprehensive income for the year
Profit for the year		12,255	1,390
Actuarial gains recognised in respect of the defined benefit pension scheme		(75)	21
Foreign exchange translation differences due to change in presentation currency		393	(428)
Total comprehensive (loss) income for the year	(85)	12,573	983
Transactions with owners, recorded directly in equity
Share based payment transactions	(1)	(4)
Dividend in specie of M&G plc		(7,379)
Dividends	(814)	(1,634)	(1,662)
Total contributions by and distributions to owners	(815)	(9,017)	(1,662)
Balance at end of year	$ 9,476	$ 10,376	$ 6,820